MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities with Contractual Maturities

Marketable securities with contractual maturities of up to one year are as follows:

	December 31,
	2017				2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$1,026,555	$48	$(1,698)	$1,024,905	$915,302	$311	$(446)	$915,167
Government-sponsored enterprises debentures	112,951	1	(275)	112,677	149,972	99	(61)	150,010
Government and corporate debentures - floating interest rate	27,681	14	(11)	27,684	13,247	16	—	13,263

	$1,167,187	$63	$(1,984)	$1,165,266	$1,078,521	$426	$(507)	$1,078,440

Marketable securities with contractual maturities of over one year through five years are as follows:

	December 31,
	2017				2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$1,985,849	$384	$(15,204)	$1,971,029	$1,770,641	$1,903	$(11,024)	$1,761,520
Government-sponsored enterprises debentures	424,619	—	(4,687)	419,932	520,669	282	(4,052)	516,899
Government and corporate debentures - floating interest rate	46,247	134	(27)	46,354	17,610	70	(2)	17,678

	$2,456,715	$518	$(19,918)	$2,437,315	$2,308,920	$2,255	$(15,078)	$2,296,097

Investments with Continuous Unrealized Losses

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	December 31, 2017
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair Value	Unrealized losses
Government and corporate debentures - fixed interest rate	$1,647,125	$(7,318)	$1,063,690	$(9,585)	$2,710,815	$(16,903)
Government-sponsored enterprises debentures	236,403	(1,281)	294,986	(3,681)	531,389	(4,962)
Government and corporate debentures - floating interest rate	27,810	(37)	—	—	27,810	(37)

	$1,911,338	$(8,636)	$1,358,676	$(13,266)	$3,270,014	$(21,902)

	December 31, 2016
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair Value	Unrealized losses
Government and corporate debentures - fixed interest rate	$1,717,212	$(11,440)	$40,465	$(30)	$1,757,677	$(11,470)
Government-sponsored enterprises debentures	464,080	(4,112)	4,999	(1)	469,079	(4,113)
Government and corporate debentures - floating interest rate	3,000	(2)	—	—	3,000	(2)

	$2,184,292	$(15,554)	$45,464	$(31)	$2,229,756	$(15,585)